Investment Risks	Nov. 14, 2025
Class A Shares | Government Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class A Shares | Government Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class A Shares | Government Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class A Shares | Government Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class A Shares | Government Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class A Shares | Government Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class A Shares | Government Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class A Shares | Government Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class A Shares | Government Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class A Shares | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class A Shares | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares | Retail Prime Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class A Shares | Retail Prime Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class A Shares | Retail Prime Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class A Shares | Retail Prime Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Class A Shares | Retail Prime Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Class A Shares | Retail Prime Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class A Shares | Retail Prime Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class A Shares | Retail Prime Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class A Shares | Retail Prime Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class A Shares | Retail Prime Obligations Fund | Banking Industry Risk
Prospectus [Line Items]
Risk [Text Block]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Class A Shares | Retail Prime Obligations Fund | Foreign Security Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Class A Shares | Retail Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk
Prospectus [Line Items]
Risk [Text Block]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Class A Shares | Retail Prime Obligations Fund | Municipal Security Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Class A Shares | Retail Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class A Shares | Retail Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares | Retail Tax Free Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class A Shares | Retail Tax Free Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class A Shares | Retail Tax Free Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class A Shares | Retail Tax Free Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Class A Shares | Retail Tax Free Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Class A Shares | Retail Tax Free Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class A Shares | Retail Tax Free Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class A Shares | Retail Tax Free Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class A Shares | Retail Tax Free Obligations Fund | Variable Rate Demand Note (VRDN) Risk
Prospectus [Line Items]
Risk [Text Block]

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institutional providing the fund with the credit and liquidity support for the put or tender option.

Class A Shares | Retail Tax Free Obligations Fund | Municipal Security Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Class A Shares | Retail Tax Free Obligations Fund | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Class A Shares | Retail Tax Free Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class A Shares | Retail Tax Free Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares | Treasury Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class A Shares | Treasury Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class A Shares | Treasury Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class A Shares | Treasury Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class A Shares | Treasury Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class A Shares | Treasury Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class A Shares | Treasury Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class A Shares | Treasury Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class A Shares | Treasury Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class A Shares | Treasury Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class A Shares | Treasury Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares | U.S. Treasury Money Market Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class A Shares | U.S. Treasury Money Market Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class A Shares | U.S. Treasury Money Market Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class A Shares | U.S. Treasury Money Market Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class A Shares | U.S. Treasury Money Market Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class A Shares | U.S. Treasury Money Market Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class A Shares | U.S. Treasury Money Market Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class A Shares | U.S. Treasury Money Market Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class A Shares | U.S. Treasury Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class A Shares | U.S. Treasury Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class D Shares | Government Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class D Shares | Government Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class D Shares | Government Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class D Shares | Government Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class D Shares | Government Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class D Shares | Government Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of securities are less than the full repurchase price.

Class D Shares | Government Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class D Shares | Government Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class D Shares | Government Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class D Shares | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class D Shares | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class D Shares | Treasury Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class D Shares | Treasury Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class D Shares | Treasury Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class D Shares | Treasury Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class D Shares | Treasury Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class D Shares | Treasury Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class D Shares | Treasury Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class D Shares | Treasury Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class D Shares | Treasury Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class D Shares | Treasury Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class D Shares | Treasury Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class D Shares | U.S. Treasury Money Market Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class D Shares | U.S. Treasury Money Market Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class D Shares | U.S. Treasury Money Market Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class D Shares | U.S. Treasury Money Market Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class D Shares | U.S. Treasury Money Market Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class D Shares | U.S. Treasury Money Market Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class D Shares | U.S. Treasury Money Market Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class D Shares | U.S. Treasury Money Market Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class D Shares | U.S. Treasury Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class D Shares | U.S. Treasury Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class P Shares | Government Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class P Shares | Government Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class P Shares | Government Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class P Shares | Government Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class P Shares | Government Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class P Shares | Government Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class P Shares | Government Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class P Shares | Government Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class P Shares | Government Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class P Shares | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class P Shares | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class P Shares | Treasury Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class P Shares | Treasury Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class P Shares | Treasury Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class P Shares | Treasury Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class P Shares | Treasury Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class P Shares | Treasury Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class P Shares | Treasury Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class P Shares | Treasury Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class P Shares | Treasury Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class P Shares | Treasury Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class P Shares | Treasury Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class T Shares | Government Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class T Shares | Government Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class T Shares | Government Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class T Shares | Government Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class T Shares | Government Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class T Shares | Government Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class T Shares | Government Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class T Shares | Government Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class T Shares | Government Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class T Shares | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class T Shares | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class T Shares | Retail Prime Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class T Shares | Retail Prime Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class T Shares | Retail Prime Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class T Shares | Retail Prime Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Class T Shares | Retail Prime Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Class T Shares | Retail Prime Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class T Shares | Retail Prime Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class T Shares | Retail Prime Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class T Shares | Retail Prime Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class T Shares | Retail Prime Obligations Fund | Banking Industry Risk
Prospectus [Line Items]
Risk [Text Block]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Class T Shares | Retail Prime Obligations Fund | Foreign Security Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Class T Shares | Retail Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk
Prospectus [Line Items]
Risk [Text Block]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Class T Shares | Retail Prime Obligations Fund | Municipal Security Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Class T Shares | Retail Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund
Class T Shares | Retail Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Class T Shares | Retail Tax Free Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class T Shares | Retail Tax Free Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class T Shares | Retail Tax Free Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class T Shares | Retail Tax Free Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Class T Shares | Retail Tax Free Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Class T Shares | Retail Tax Free Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class T Shares | Retail Tax Free Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class T Shares | Retail Tax Free Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class T Shares | Retail Tax Free Obligations Fund | Variable Rate Demand Note (VRDN) Risk
Prospectus [Line Items]
Risk [Text Block]

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institutional providing the fund with the credit and liquidity support for the put or tender option.

Class T Shares | Retail Tax Free Obligations Fund | Municipal Security Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Class T Shares | Retail Tax Free Obligations Fund | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Class T Shares | Retail Tax Free Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund
Class T Shares | Retail Tax Free Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Class T Shares | Treasury Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class T Shares | Treasury Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class T Shares | Treasury Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class T Shares | Treasury Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class T Shares | Treasury Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class T Shares | Treasury Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class T Shares | Treasury Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class T Shares | Treasury Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class T Shares | Treasury Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class T Shares | Treasury Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund
Class T Shares | Treasury Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Class T Shares | U.S. Treasury Money Market Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class T Shares | U.S. Treasury Money Market Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class T Shares | U.S. Treasury Money Market Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class T Shares | U.S. Treasury Money Market Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class T Shares | U.S. Treasury Money Market Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class T Shares | U.S. Treasury Money Market Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class T Shares | U.S. Treasury Money Market Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class T Shares | U.S. Treasury Money Market Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class T Shares | U.S. Treasury Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund
Class T Shares | U.S. Treasury Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Class T Shares | Institutional Prime Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class T Shares | Institutional Prime Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class T Shares | Institutional Prime Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class T Shares | Institutional Prime Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Class T Shares | Institutional Prime Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Class T Shares | Institutional Prime Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class T Shares | Institutional Prime Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class T Shares | Institutional Prime Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class T Shares | Institutional Prime Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class T Shares | Institutional Prime Obligations Fund | Banking Industry Risk
Prospectus [Line Items]
Risk [Text Block]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Class T Shares | Institutional Prime Obligations Fund | Foreign Security Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Class T Shares | Institutional Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk
Prospectus [Line Items]
Risk [Text Block]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Class T Shares | Institutional Prime Obligations Fund | Municipal Security Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Class T Shares | Institutional Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class T Shares | Institutional Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class U Shares | Government Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class U Shares | Government Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class U Shares | Government Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class U Shares | Government Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class U Shares | Government Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class U Shares | Government Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class U Shares | Government Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class U Shares | Government Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class U Shares | Government Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class U Shares | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class U Shares | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class V Shares | Government Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class V Shares | Government Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class V Shares | Government Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class V Shares | Government Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class V Shares | Government Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class V Shares | Government Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class V Shares | Government Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class V Shares | Government Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class V Shares | Government Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class V Shares | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class V Shares | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class V Shares | Retail Prime Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class V Shares | Retail Prime Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class V Shares | Retail Prime Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class V Shares | Retail Prime Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Class V Shares | Retail Prime Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Class V Shares | Retail Prime Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class V Shares | Retail Prime Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class V Shares | Retail Prime Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class V Shares | Retail Prime Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class V Shares | Retail Prime Obligations Fund | Banking Industry Risk
Prospectus [Line Items]
Risk [Text Block]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Class V Shares | Retail Prime Obligations Fund | Foreign Security Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Class V Shares | Retail Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk
Prospectus [Line Items]
Risk [Text Block]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Class V Shares | Retail Prime Obligations Fund | Municipal Security Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Class V Shares | Retail Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class V Shares | Retail Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class V Shares | Retail Tax Free Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class V Shares | Retail Tax Free Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class V Shares | Retail Tax Free Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class V Shares | Retail Tax Free Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Class V Shares | Retail Tax Free Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Class V Shares | Retail Tax Free Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class V Shares | Retail Tax Free Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class V Shares | Retail Tax Free Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class V Shares | Retail Tax Free Obligations Fund | Variable Rate Demand Note (VRDN) Risk
Prospectus [Line Items]
Risk [Text Block]

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institutional providing the fund with the credit and liquidity support for the put or tender option.

Class V Shares | Retail Tax Free Obligations Fund | Municipal Security Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Class V Shares | Retail Tax Free Obligations Fund | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Class V Shares | Retail Tax Free Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class V Shares | Retail Tax Free Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class V Shares | Treasury Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class V Shares | Treasury Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class V Shares | Treasury Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class V Shares | Treasury Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class V Shares | Treasury Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class V Shares | Treasury Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class V Shares | Treasury Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class V Shares | Treasury Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class V Shares | Treasury Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class V Shares | Treasury Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class V Shares | Treasury Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class V Shares | U.S. Treasury Money Market Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class V Shares | U.S. Treasury Money Market Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class V Shares | U.S. Treasury Money Market Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class V Shares | U.S. Treasury Money Market Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class V Shares | U.S. Treasury Money Market Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class V Shares | U.S. Treasury Money Market Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class V Shares | U.S. Treasury Money Market Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class V Shares | U.S. Treasury Money Market Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class V Shares | U.S. Treasury Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class V Shares | U.S. Treasury Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class V Shares | Institutional Prime Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class V Shares | Institutional Prime Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class V Shares | Institutional Prime Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class V Shares | Institutional Prime Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Class V Shares | Institutional Prime Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder InformationAdditional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Class V Shares | Institutional Prime Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class V Shares | Institutional Prime Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class V Shares | Institutional Prime Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class V Shares | Institutional Prime Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class V Shares | Institutional Prime Obligations Fund | Banking Industry Risk
Prospectus [Line Items]
Risk [Text Block]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Class V Shares | Institutional Prime Obligations Fund | Foreign Security Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Class V Shares | Institutional Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk
Prospectus [Line Items]
Risk [Text Block]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Class V Shares | Institutional Prime Obligations Fund | Municipal Security Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Class V Shares | Institutional Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund
Class V Shares | Institutional Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Class X Shares | Government Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class X Shares | Government Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class X Shares | Government Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class X Shares | Government Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class X Shares | Government Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class X Shares | Government Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased, and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class X Shares | Government Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class X Shares | Government Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class X Shares | Government Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class X Shares | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class X Shares | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class X Shares | Retail Prime Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class X Shares | Retail Prime Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class X Shares | Retail Prime Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class X Shares | Retail Prime Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Class X Shares | Retail Prime Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Class X Shares | Retail Prime Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class X Shares | Retail Prime Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class X Shares | Retail Prime Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class X Shares | Retail Prime Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class X Shares | Retail Prime Obligations Fund | Banking Industry Risk
Prospectus [Line Items]
Risk [Text Block]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Class X Shares | Retail Prime Obligations Fund | Foreign Security Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Class X Shares | Retail Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk
Prospectus [Line Items]
Risk [Text Block]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Class X Shares | Retail Prime Obligations Fund | Municipal Security Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Class X Shares | Retail Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class X Shares | Retail Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class X Shares | Treasury Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class X Shares | Treasury Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class X Shares | Treasury Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class X Shares | Treasury Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class X Shares | Treasury Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class X Shares | Treasury Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class X Shares | Treasury Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class X Shares | Treasury Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class X Shares | Treasury Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class X Shares | Treasury Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class X Shares | Treasury Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class X Shares | U.S. Treasury Money Market Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class X Shares | U.S. Treasury Money Market Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class X Shares | U.S. Treasury Money Market Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Class X Shares | U.S. Treasury Money Market Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class X Shares | U.S. Treasury Money Market Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class X Shares | U.S. Treasury Money Market Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class X Shares | U.S. Treasury Money Market Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class X Shares | U.S. Treasury Money Market Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class X Shares | U.S. Treasury Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class X Shares | U.S. Treasury Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class Y Shares | Government Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class Y Shares | Government Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class Y Shares | Government Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class Y Shares | Government Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class Y Shares | Government Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class Y Shares | Government Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class Y Shares | Government Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class Y Shares | Government Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class Y Shares | Government Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class Y Shares | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class Y Shares | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class Y Shares | Retail Prime Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class Y Shares | Retail Prime Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class Y Shares | Retail Prime Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class Y Shares | Retail Prime Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Class Y Shares | Retail Prime Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Class Y Shares | Retail Prime Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class Y Shares | Retail Prime Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class Y Shares | Retail Prime Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class Y Shares | Retail Prime Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class Y Shares | Retail Prime Obligations Fund | Banking Industry Risk
Prospectus [Line Items]
Risk [Text Block]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Class Y Shares | Retail Prime Obligations Fund | Foreign Security Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Class Y Shares | Retail Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk
Prospectus [Line Items]
Risk [Text Block]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Class Y Shares | Retail Prime Obligations Fund | Municipal Security Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Class Y Shares | Retail Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class Y Shares | Retail Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class Y Shares | Retail Tax Free Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class Y Shares | Retail Tax Free Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class Y Shares | Retail Tax Free Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class Y Shares | Retail Tax Free Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Class Y Shares | Retail Tax Free Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Class Y Shares | Retail Tax Free Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class Y Shares | Retail Tax Free Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class Y Shares | Retail Tax Free Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class Y Shares | Retail Tax Free Obligations Fund | Municipal Security Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Class Y Shares | Retail Tax Free Obligations Fund | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Class Y Shares | Retail Tax Free Obligations Fund | Variable Rate Demand Note V R D N And Tender Option Bond T O B Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institutional providing the fund with the credit and liquidity support for the put or tender option.

Class Y Shares | Retail Tax Free Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class Y Shares | Retail Tax Free Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class Y Shares | Treasury Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class Y Shares | Treasury Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class Y Shares | Treasury Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class Y Shares | Treasury Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class Y Shares | Treasury Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class Y Shares | Treasury Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class Y Shares | Treasury Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class Y Shares | Treasury Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class Y Shares | Treasury Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class Y Shares | Treasury Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class Y Shares | Treasury Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class Y Shares | U.S. Treasury Money Market Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class Y Shares | U.S. Treasury Money Market Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class Y Shares | U.S. Treasury Money Market Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class Y Shares | U.S. Treasury Money Market Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class Y Shares | U.S. Treasury Money Market Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class Y Shares | U.S. Treasury Money Market Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class Y Shares | U.S. Treasury Money Market Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class Y Shares | U.S. Treasury Money Market Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class Y Shares | U.S. Treasury Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class Y Shares | U.S. Treasury Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class Y Shares | Institutional Prime Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class Y Shares | Institutional Prime Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class Y Shares | Institutional Prime Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class Y Shares | Institutional Prime Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Class Y Shares | Institutional Prime Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Class Y Shares | Institutional Prime Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class Y Shares | Institutional Prime Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class Y Shares | Institutional Prime Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class Y Shares | Institutional Prime Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class Y Shares | Institutional Prime Obligations Fund | Banking Industry Risk
Prospectus [Line Items]
Risk [Text Block]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Class Y Shares | Institutional Prime Obligations Fund | Foreign Security Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Class Y Shares | Institutional Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk
Prospectus [Line Items]
Risk [Text Block]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Class Y Shares | Institutional Prime Obligations Fund | Municipal Security Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Class Y Shares | Institutional Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund
Class Y Shares | Institutional Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Class Z Shares | Government Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class Z Shares | Government Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class Z Shares | Government Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class Z Shares | Government Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class Z Shares | Government Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class Z Shares | Government Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class Z Shares | Government Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class Z Shares | Government Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class Z Shares | Government Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class Z Shares | Government Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class Z Shares | Government Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class Z Shares | Retail Prime Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class Z Shares | Retail Prime Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class Z Shares | Retail Prime Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class Z Shares | Retail Prime Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Class Z Shares | Retail Prime Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Class Z Shares | Retail Prime Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class Z Shares | Retail Prime Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class Z Shares | Retail Prime Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class Z Shares | Retail Prime Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class Z Shares | Retail Prime Obligations Fund | Banking Industry Risk
Prospectus [Line Items]
Risk [Text Block]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Class Z Shares | Retail Prime Obligations Fund | Foreign Security Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Class Z Shares | Retail Prime Obligations Fund | Variable Rate Demand Note (VRDN) Risk
Prospectus [Line Items]
Risk [Text Block]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Class Z Shares | Retail Prime Obligations Fund | Municipal Security Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Class Z Shares | Retail Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class Z Shares | Retail Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class Z Shares | Retail Tax Free Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class Z Shares | Retail Tax Free Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class Z Shares | Retail Tax Free Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class Z Shares | Retail Tax Free Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Class Z Shares | Retail Tax Free Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Class Z Shares | Retail Tax Free Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class Z Shares | Retail Tax Free Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class Z Shares | Retail Tax Free Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class Z Shares | Retail Tax Free Obligations Fund | Municipal Security Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Class Z Shares | Retail Tax Free Obligations Fund | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Class Z Shares | Retail Tax Free Obligations Fund | Variable Rate Demand Note V R D N And Tender Option Bond T O B Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institutional providing the fund with the credit and liquidity support for the put or tender option.

Class Z Shares | Retail Tax Free Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class Z Shares | Retail Tax Free Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class Z Shares | Treasury Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class Z Shares | Treasury Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class Z Shares | Treasury Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class Z Shares | Treasury Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class Z Shares | Treasury Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class Z Shares | Treasury Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class Z Shares | Treasury Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class Z Shares | Treasury Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class Z Shares | Treasury Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class Z Shares | Treasury Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class Z Shares | Treasury Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class Z Shares | U.S. Treasury Money Market Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class Z Shares | U.S. Treasury Money Market Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class Z Shares | U.S. Treasury Money Market Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class Z Shares | U.S. Treasury Money Market Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Class Z Shares | U.S. Treasury Money Market Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Class Z Shares | U.S. Treasury Money Market Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class Z Shares | U.S. Treasury Money Market Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class Z Shares | U.S. Treasury Money Market Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class Z Shares | U.S. Treasury Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class Z Shares | U.S. Treasury Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class Z Shares | Institutional Prime Obligations Fund | Credit Risk
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Class Z Shares | Institutional Prime Obligations Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Class Z Shares | Institutional Prime Obligations Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Class Z Shares | Institutional Prime Obligations Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Class Z Shares | Institutional Prime Obligations Fund | Redemption Risk
Prospectus [Line Items]
Risk [Text Block]

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Liquidity Fees.”

Class Z Shares | Institutional Prime Obligations Fund | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Class Z Shares | Institutional Prime Obligations Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Class Z Shares | Institutional Prime Obligations Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Class Z Shares | Institutional Prime Obligations Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Class Z Shares | Institutional Prime Obligations Fund | Banking Industry Risk
Prospectus [Line Items]
Risk [Text Block]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Class Z Shares | Institutional Prime Obligations Fund | Foreign Security Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Class Z Shares | Institutional Prime Obligations Fund | Municipal Security Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Class Z Shares | Institutional Prime Obligations Fund | Variable Rate Demand Note V R D N And Tender Option Bond T O B Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Class Z Shares | Institutional Prime Obligations Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the fund.
Class Z Shares | Institutional Prime Obligations Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.